Federated Hermes Prime Cash Obligations Fund Investment Risks - Wealth Shares [Member] - Federated Hermes Prime Cash Obligations Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	What are the Main Risks of Investing in the Fund?
Issuer Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Counterparty Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
Liquidity Fees Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Liquidity Fees Risk. Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests. Such determination will be based on current market conditions and the Fund’s particular circumstances, and it is expected that such fee would be imposed, if at all, during periods of extraordinary market stress. If the Fund’s Board, including a majority of the Independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The liquidity fee would be applied to all Fund redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Concentration Risk. Because the Fund concentrates its investments in one industry by investing more than 25% of its total assets in the financial services industry, its performance depends in large part on the performance of that industry. As a result, the value of an investment may fluctuate more widely since it is more susceptible to market, economic, political, regulatory, and other conditions and risks affecting that industry than a fund that invests more broadly across industries and sectors.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
Credit Enhancement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
Risk of Foreign Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Prepayment and Extension Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed-income securities when interest rates rise.
Risk Associated with Investing Share Purchase Proceeds [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
Risk Associated with Use of Amortized Cost [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Risk Associated with Use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
Additional Factors Affecting Yield [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
Risk Related to the Economy [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Global economic, political and financial conditions, including geopolitical conflicts, legislative changes, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, have a significant effect on financial markets generally and cause the Fund to experience volatility, illiquidity, shareholder redemptions, and/or other potentially adverse effects.
Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.You could lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may impose a fee upon the sale of your shares.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.